Loans from Banks and Others (Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans from Banks and Others [Abstract]
First year (current portion)	$ 217	$ 1,993
Second year	121	2,495
Third year	39	1,316
Fourth year and thereafter	121	134
Long-term debt	$ 498	$ 5,938